SCHEDULE OF INVESTMENT FAIR VALUE (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2024 CNY (¥)
Schedule of Investments [Line Items]
Aggregate fair value cost	¥ 499,293
Unrealized gain loss	(177,725)
Foreign currency translation adjustment	2,542
Aggregate fair value	324,110
Equity Securities [Member]
Schedule of Investments [Line Items]
Aggregate fair value cost	448,293
Unrealized gain loss	(177,815)
Foreign currency translation adjustment	2,542
Aggregate fair value	273,020
Debt Investment [Member]
Schedule of Investments [Line Items]
Aggregate fair value cost	51,000
Unrealized gain loss	90
Foreign currency translation adjustment
Aggregate fair value	¥ 51,090